Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative Financial Instruments
7. Derivative Financial Instruments
To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter
transactions carried out with financial institutions. In 2019 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 3.8% (4.1% and 4.0% in 2018 and 2017, respectively).
An analysis of the derivative financial instruments contracted by the Company at December 31, 2018 and 2019 is as follows:

	At December 31,
	2018			2019
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Assets:
Swaps US Dollar-Mexican Peso	US$	3,490	Ps. 2,058,831	US$	3,290	Ps. 4,420,433
Swaps US Dollar-Euro	US$	—	—	US$	150	96,967
Swaps Yen-US Dollar		¥13,000	581,948		¥6,500	262,993
Swaps Pound sterling-US Dollar		£—	—		£100	2,988
Swaps Euro-Brazilian Real		€300	1,080,552		€—	—
Forwards US Dollar-Mexican Peso	US$	—	—	US$	100	18
Forwards US Dollar-Brazilian Real	US$	150	126,287	US$	83	90,429
Forwards Brazilian Real-US Dollar	BRL $	2,823	1,107,630	BRL $	5,803	1,620,605
Forwards Euro-Brazilian Real		€150	123,005		€50	4,255
Forwards Euro-US Dollar		€710	209,295		€1,506	204,241
Forwards Argentinean Peso-US Dollar	ARS$	—	—	ARS$	1,388	122,831

Total Assets			Ps. 5,287,548			Ps. 6,825,760

	At December 31,
	2018				2019
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar-Mexican Peso	US$	—	Ps.	—	US$	200	Ps.	(33,253)
Swaps US Dollar-Euro	US$	2,025		(5,114,863)	US$	800		(2,228,287)
Swaps Pound sterling-Euro		£740		(4,027,312)		£640		(2,201,997)
Swap Pound sterling-US Dollar		£2,010		(5,836,607)		£2,010		(3,019,255)
Forwards US Dollar-Mexican Peso	US$	977		(772,704)	US$	2,343		(1,398,247)
Forwards Euro-US Dollar		€950		(333,586)		€1,094		(554,278)
Forwards US Dollar-Euro	US$	—		—	US$	20		(3,787)
Forwards Euro-Brazilian Real		€—		—		€140		(10,196)
Forwards Yen-US Dollar		¥—		—		¥6,500		(18,769)
Put option		€374		(988,669)		€374		(126,569)
Call option		€3,000		(33,838)		€3,000		(2,113)

Total Liabilities			Ps.	(17,107,579)			Ps.	(9,596,751)

Non-current liability			Ps.	(3,567,863)			Ps.	—

Total current liability			Ps.	(13,539,716)			Ps.	(9,596,751)

The changes in the fair value of these derivative financial instruments for the years ended December 31, 2017, 2018 and 2019 amounted to a gain (loss) of Ps. 8,192,567, Ps. (4,686,407) and Ps. 4,432,023. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”.
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2020	2021	2022	2023	2024 Thereafter
Assets
Swaps US Dollar-Mexican P eso	US$	—	—	1,400	—	1,890
Swaps Yen-US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar-Euro	US$	—	—	—	—	150
Swaps Pound sterling-US Dollar	£	—	—	—	—	100
Forwards US Dollar-Mexican Peso	US$	100	—	—	—	—
Forwards Brazilian Real-US Dollar	BRL	4,660	1,143	—	—	—
Forwards US Dollar-Brazilian Real	US$	83	—	—	—	—
Forwards Argentinean Pesos-US Dollar	ARS	1,388	—	—	—	—
Forwards Euro-Brazilian Real	€	50	—	—	—	—
Forwards Euro-US Dollar	€	1,506	—	—	—	—
Liabilities
Swaps US Dollar-Euro	US$	—	—	—	—	800
Swaps Pound sterling-Euro	£	—	—	—	—	640
Swap Pound sterling-US Dollar	£	550	—	—	—	1,460
Swap US Dollar-Mexican Peso	US$	—	—	200	—	—
Forwards US Dollar-Mexican Peso	US$	2,343	—	—	—	—
Forwards Yen-US Dollar	¥	6,500	—	—	—	—
Forwards Euro-US Dollar	€	1,094	—	—	—	—
Forwards US Dollar-Euro	US$	20	—	—	—	—
Forwards Euro-Brazilian Real	€	140	—	—	—	—
Put option	€	—	—	—	—	374
Call spread option	€	3,000	—	—	—	—